Our operating assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Assets [Abstract]
Our operating assets	Our operating assets
We are a diversified mining operation with the majority of our assets being located in OECD countries.
Non-current assets other than excluded items
The total of non-current assets other than excluded items is shown by location below(a).

	2024 US$m	2023 US$m
Australia	29,177	31,419
Canada	14,444	15,362
Mongolia	15,244	14,172
US	7,111	7,171
Africa	5,597	3,412
South America	3,704	3,624
Europe (excluding UK)	216	165
UK	109	132
Other countries	1,739	1,254
Total non-current assets other than excluded items	77,341	76,711

Non-current assets excluded from analysis above:
Deferred tax assets	4,016	3,624
Other financial assets	1,090	481
Quasi-equity loans to equity accounted units(a)	5	14
Receivables and other assets	1,214	1,209
Total non-current assets per balance sheet	83,666	82,039
(a)Allocation of non-current assets by country is based on the location of the business units holding the assets. It includes investments in equity accounted units totalling US$4,832 million
(2023: US$4,393 million) which represents the Group’s share of net assets excluding quasi-equity loans shown separately above.